SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Number of Warrants, Outstanding, Beginning Balance	5,000,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.50
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Number of Warrants, Granted		5,000,000
Weighted Average Exercise Price, Issued		$ 0.50
Weighted Average Remaining Contractual Term (Years), Outstanding, Issued		1 year 9 months
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Outstanding, Ending Balance	5,000,000	5,000,000
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.50	$ 0.50
Weighted Average Remaining Contractual Term (Years), Outstanding	1 year	1 year 3 months
Aggregate Intrinsic Value, Outstanding, Ending Balance